united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/2014

Item 1. Reports to Stockholders.

Rogé Partners Fund

Semi-Annual Report | December 31, 2014

Investment Advisor
R.W. Rogé & Company, Inc.
630 Johnson Avenue, Suite 103
Bohemia, NY 11716

1-888-800-ROGÉ

Rogé Partners Fund

PORTFOLIO REVIEW

December 31, 2014 (Unaudited)

The Fund’s performance figures* for the periods ended December 31, 2014, compared to its benchmarks:

					Inception** -
	Six	One	Five	Inception** -	December 31, 2014
	Month	Year	Year	December 31, 2014	(Cumulative Return)
The Rogé Partners Fund	(0.66)%	5.72%	9.51%	5.10%	66.50%
S&P 500 Index (a)	6.12%	13.69%	15.45%	8.25%	128.80%
MSCI World Index (b)	(1.17)%	4.94%	10.20%	6.90%	101.00%
Dow Jones US Moderately Aggressive Portfolio Index (c)	3.36%	10.11%	13.88%	8.57%	135.25%
Dow Jones Moderately Aggressive Portfolio Index (d)	(0.27)%	5.90%	10.60%	7.92%	117.05%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, other than extraordinary or non-recurring expenses or acquired fund fees and expenses, at least until January 31, 2016, to ensure that the net annual fund operating expenses (excluding certain expenses) will not exceed 1.99% for the Fund, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 2.18% per the Fund’s most recent prospectus. Please review the Fund’s most recent prospectus for more detail on the expense waiver. The performance includes the performance of the predecessor Fund. For performance information current to the most recent month-end, please call toll-free 1-888-800-ROGÉ.

(a)	The “S&P 500 Index”, is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

(b)	The “MSCI World Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.

(c)	The “Dow Jones US Moderately Aggressive Portfolio Index” is based on the Dow Jones Relative Risk Index and consists of 80% US equities and 20% US fixed income. Investors cannot invest directly in an index or benchmark.

(d)	The “Dow Jones Moderately Aggressive Portfolio Index” is based on the Dow Jones Relative Risk Index and consists of 80% global equities and 20% global fixed income. Investors cannot invest directly in an index or benchmark.

**	Inception date is October 1, 2004.

The Fund’s Top Ten Sectors are as follows:

Sectors	Portfolio Composition as of December 31, 2014
Income Mutual Funds	14.23%
Fixed Income Mutual Funds	6.93%
Banks	5.19%
Insurance	4.85%
Software	3.88%
Retail	3.76%
Healthcare Products	3.76%
Pharmaceuticals	3.56%
Beverages	2.90%
Commercial Services	2.85%
Other Sectors/Cash & Equivalents	48.09%
100.00%

Please see the Schedule of Investments in this semi-annual report for a more detailed description of the Fund’s holdings.

Rogé Partners Fund

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2014

Shares	Security	Value
	MUTUAL FUNDS (RICs) - 21.16%
	Fixed Income - 6.93%
31,298	Angel Oak Multi-Strategy Income Fund	$377,452
1,000	DoubleLine Income Solutions Fund	19,900
5,800	PIMCO Dynamic Income Fund	178,292
66,639	PIMCO Income Fund	821,656
9,929	PIMCO Mortgage Opportunities Fund	110,012
3,188	RiverPark Short Term High Yield Fund	31,626
		1,538,938
	Income - 14.23%
2,600	Guggenheim S&P 500 Equal Weight Healthcare ETF	370,682
1,400	iShares Nasdaq Biotechnology ETF	424,690
2,000	iShares Transportation Average ETF	328,140
47,512	Legg Mason BW Alternative Credit Fund	499,349
350	SPDR S&P Biotech ETF	65,324
4,400	Schwab U.S. REIT ETF	171,380
2,700	Vanguard Consumer Staples ETF	338,148
2,800	Vanguard Energy ETF	312,536
3,800	Vanguard Information Technology Fund ETF	397,024
3,000	Vanguard Telecommunication Services ETF	254,160
		3,161,433
	TOTAL MUTUAL FUNDS
	(Cost $4,621,956)	4,700,371

	COMMON STOCKS - 68.56%
	Advertising - 1.01%
2,900	Omnicom Group, Inc.	224,663

	Aerospace/Defense - 0.76%
3,019	M/A-COM Technology Solutions Holdings, Inc. +	94,434
1,100	Triumph Group, Inc.	73,942
		168,376
	Auto Parts & Equipment - 0.16%
1,000	Cooper Tire & Rubber Co.	34,650

	Banks - 5.19%
7,100	Bank of New York Mellon Corp.	288,047
1,400	Bank of the Ozarks, Inc.	53,088
3,100	Capital One Financial Corp.	255,905
5,200	Citigroup, Inc.	281,372
5,100	Wells Fargo & Co.	279,582
		1,157,994
	Beverages - 2.90%
2,750	Diageo PLC	313,748
3,500	PepsiCo, Inc.	330,960
		644,708
	Building Materials - 0.26%
8,400	Builders FirstSource, Inc. +	57,708

	Chemicals - 1.80%
800	Celanese Corp.	47,968
2,200	Monsanto Co.	262,834
125	NewMarket Corp.	50,441
300	Praxair, Inc.	38,868
		400,111

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares	Security	Value
	Commercial Services - 2.85%
4,070	Automatic Data Processing, Inc.	$339,316
3,400	MasterCard, Inc.	292,944
		632,260
	Computers - 1.97%
3,450	Apple, Inc.	380,811
1,300	Teradata Corp.	56,784
		437,595
	Diversified Financial Companies - 1.39%
3,600	T Rowe Price Group, Inc.	309,096

	Electric - 2.00%
1,800	Brookfield Infastructure Partners LP	75,366
2,000	Duke Energy Corp.	167,080
4,100	Southern Co.	201,351
		443,797
	Electronics - 1.77%
6,200	TE Connectivity Ltd.	392,150

	Food - 1.78%
1,000	McCormick & Co., Inc.	74,300
4,400	Nestle SA	320,980
		395,280
	Healthcare-Products - 3.76%
1,200	Hospira, Inc.	73,500
5,500	Medtronic, Inc.	397,100
4,000	Procter & Gamble Co.	364,360
		834,960
	Healthcare-Services - 2.49%
800	Centene Corp.	83,080
6,000	Extendicare, Inc.	33,540
1,100	HealthSouth Corp.	42,306
3,900	UnitedHealth Group, Inc.	394,251
		553,177
	Holding Companies - 0.36%
4,500	Steel Partners Holdings LP	79,470

	Insurance - 4.85%
5,200	American International Group, Inc.	291,252
1,800	Arch Capital Group Ltd.	106,380
2,000	Berkshire Hathaway, Inc., Class B +	300,300
2,700	Chubb Corp.	279,369
400	PartnerRE Ltd.	45,652
2,000	Progressive Corp.	53,980
		1,076,933
	Internet - 1.37%
700	Amazon.com, Inc.	217,245
2,300	Liberty Interactive Corp.	67,666
526	Liberty Ventures	19,841
		304,752
	Investment Firms - 0.23%
1,000	Oaktree Capital Group LLC	51,830

	Machinery-Diversified - 2.72%
2,500	AG Growth International, Inc.	122,683
1,800	Cognex Corp.	74,394
3,400	Deere & Co.	300,798
400	Rockwell Automation, Inc.	44,480
400	Roper Industries, Inc.	62,540
		604,895

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares	Security	Value
	Media - 2.48%
1,000	Scripps Networks Interactive, Inc.	$75,270
6,000	Twenty-First Century Fox, Inc,	230,430
2,600	Walt Disney Co.	244,894
		550,594
	Mining - 0.99%
400	Alliance Resource Partners	17,220
200	Compass Minerals International, Inc.	17,366
2,000	Franco-Nevada Corp.	98,380
1,400	Royal Gold, Inc.	87,780
		220,746
	Miscellaneous Manufacturing - 2.65%
1,900	3M Co.	312,208
10,900	General Electric Co.	275,443
		587,651
	Oil & Gas - 2.02%
1,100	Earthstone Energy, Inc.	25,850
1,000	Energen Corp.	63,760
3,500	Exxon Mobil Corp	323,575
1,500	Panhandle Oil and Gas, Inc.	34,920
		448,105
	Oil & Gas Services - 1.56%
2,000	Enerflex, Ltd.	28,312
4,850	National Oilwell Varco, Inc.	317,821
		346,133
	Pharmaceuticals - 3.56%
600	Endo International PLC	43,272
3,600	Johnson & Johnson	376,452
4,000	Novartis AG	370,640
		790,364
	Pipelines - 1.52%
8,000	Kinder Morgan, Inc.	338,480

	Private Equity - 0.25%
600	Icahn Enterprises	55,482

	Real Estate - 0.88%
600	Jones Lang LaSalle, Inc.	89,958
1,100	Kennedy-Wilson Holdings, Inc.	27,830
1,100	WP Carey, Inc.	77,110
		194,898
	Retail - 3.76%
1,300	Darden Restaurants, Inc.	76,219
2,500	Home Depot, Inc.	262,425
2,300	McDonald’s Corp.	215,510
400	PriceSmart, Inc.	36,488
2,600	Ross Stores, Inc.	245,076
		835,718
	Semiconductors - 2.13%
900	Lam Research Corp. +	71,406
5,400	Qualcomm, Inc.	401,382
		472,788
	Software - 3.88%
1,700	Aspen Technology, Inc. +	59,534
8,200	Microsoft Corp.	380,890
9,400	Oracle Corp.	422,717
		863,141
	Telecommunications - 1.85%
14,800	Cisco Systems, Inc.	411,662

	Transportation - 1.41%
1,800	FedEx Corp.	312,588

	TOTAL COMMON STOCKS
	(Cost $13,261,304)	15,232,755

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares	Security	Value
	PREFERRED STOCK - 0.23%
	Diversified Financial Services - 0.23%
2,000	Merrill Lynch Preferred Capital Trust V, 7.28%, Perpetual	51,600
	TOTAL PREFERRED STOCK	51,600
	(Cost $49,933)
Principal		Value
	CORPORATE BONDS - 5.41%
	Banks - 0.39%
15,000	Goldman Sachs Group Inc., 5.375%, 3/15/2020	$16,822
70,000	Royal Bank of Scotland Goup PLC, 5.05%, 1/8/2015	70,014
		86,836
	Building Materials - 0.47%
100,000	USG Corp., 6.30%, 11/15/2016	105,500

	Diversified Financial Companies - 0.35%
75,000	Jefferies Group, LLC, 5.50%, 3/15/2016	77,892

	Diversified Holding Companies - 0.33%
70,000	Leucadia National Corp., 8.125%, 9/15/2015	73,295

	Home Builders - 0.79%
75,000	K Hovnanian Enterprises, Inc., 11.875%, 10/15/2015	79,688
40,000	KB Home, 9.10%, 9/15/2017	45,000
50,000	Toll Brothers Finance Corp., 5.15%, 5/15/2015	50,625
		175,313
	Insurance - 0.49%
45,000	MBIA, Inc., 7.00%, 12/15/2025	47,475
60,000	MGIC Investment Corp., 5.375%, 11/1/2015	61,950
		109,425
	Internet - 0.15%
32,000	Google, Inc., 3.375%, 2/25/2024	33,371

	Iron/Steel - 0.24%
50,000	United States Steel Corp., 6.05%, 6/1/2017	52,250

	Media - 0.14%
35,000	iHeartCommunications, Inc.,6.875%, 6/15/2018	31,981

	Mining - 0.71%
75,000	Kinross Gold Corp., 3.625%, 9/1/2016	75,497
75,000	Newmont Mining Corp., 5.125%, 10/1/2019	80,458
		155,955
	Oil & Gas - 0.48%
75,000	Halcon Resources Corp, 9.75%, 7/15/2020	56,625
50,000	Petrobras International Finance, Co., 3.875%, 1/27/2016	49,190
		105,815
	Retail - 0.76%
30,000	Gap, Inc. (The), 5.95%, 4/12/2021	34,185
65,000	Macy’s Retail Holdings, Inc., 7.875%, 8/15/2036	70,740
15,000	Sears Holdings Corp., 6.625%, 10/15/2018	13,875
50,000	Toys R Us Property Co II, LLC, 8.50%, 12/1/2017	49,875
		168,675
	Telecommunications - 0.11%
24,000	Cincinnati Bell, Inc., 8.75%, 3/15/2018	24,696

	TOTAL CORPORATE BONDS
	(Cost $1,184,093)	1,201,004

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Principal			Value
	U.S. GOVERNMENT & AGENCIES - 1.90%
	U.S. Government & Agencies - 1.90%
$16,000	Fannie Mae CMO 2002-33 Class MM,6.25%, 6/25/2032		$17,590
190,000	United States Treasury Note, 2.50%, 5/15/2024		195,744
150,000	United States Treasury Note, 5.375%, 2/15/2031		209,121
	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $414,618)		422,455

	MUNICIPAL BONDS - NON-TAXABLE - 1.32%
50,000	Buckeye Tobacco Settlement Financing Authority, 5.125%, 6/1/2024		42,207
25,000	Commonwealth of Puerto Rico, 5.00%, 7/1/2019		21,375
45,000	Florida State Dept. of Environmental Protection, 5.456%, 7/1/2019		51,165
125,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 7/1/2015		121,285
25,000	Tobacco Settlement Financing Authority, 5.00%, 6/1/2047		17,591
50,000	University of Puerto Rico, 5.00%, 6/1/2016		40,186
	TOTAL MUNICIPAL BONDS (Cost $292,250)		293,809

Shares
	REITs - 1.17%
3,300	Crown Castle International Corp.
	(Cost $243,891)		259,710

	Short-Term Investments - 0.08%
18,618	First National Bank of Omaha, 0.01%
	(Cost $18,618)		18,618

	TOTAL INVESTMENTS
	(Cost $19,773,287)(a)	99.84%	$22,180,322
	Other assets in excess of liabilities	0.16%	35,126

	TOTAL NET ASSETS	100.00%	$22,215,448

RIC - Regulated Investment Company

REIT - Real Estate Investment Trust

+	Non-income producing securities.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,768,594 and differs from market value by net unrealized

Unrealized appreciation:	$2,494,028
Unrealized depreciation:	(82,300)
Net unrealized appreciation:	$2,411,728

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

Rogé Partners Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2014

Assets:
Investments in securities, at value (Cost $19,773,287)	$22,180,322
Dividends and interest receivable	72,466
Receivable for securities sold	90,371
Prepaid expenses and other assets	7,436
Total Assets	22,350,595

Liabilities:
Investment advisory fees payable	22,610
Payable for investments purchased	88,165
Redemptions payable	15
Fees payable to other affiliates	7,654
Trustees’ fees payable	2,004
Accrued expenses	14,699
Total Liabilities	135,147

Net Assets	$22,215,448

Net Assets Consist Of:
Paid in capital	$19,704,645
Accumulated net investment income	14,806
Accumulated net realized gain from security transactions and foreign currency transactions	89,069
Net unrealized appreciation on investments and foreign currency translations	2,406,928

Net Assets	$22,215,448

Shares outstanding (unlimited number of shares authorized without par value)	1,674,960

Net asset value (net assets ÷ shares outstanding), offering price	$13.26

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

Rogé Partners Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2014

Investment Income:
Dividends	$291,242
Interest	52,513
Less: Foreign tax withheld	(760)
Total investment income	342,995

Expenses:
Advisory fees	114,557
Administration fees	18,983
Legal fees	17,760
Fund accounting fees	13,233
Transfer agent fees	9,820
Audit fees	9,829
Registration fees	9,075
Insurance expense	7,380
Printing expense	6,838
Professional Fees	6,319
Custody fees	5,261
Trustees’ fees	4,839
Non 12b-1 shareholder servicing fees	1,737
Miscellaneous expenses	449
Total expenses	226,080

Plus:
Recapture of fees previously waived	1,904
Net expenses	227,984
Net Investment Income	115,011

Net Realized and Unrealized Gain (Loss) from Investments:
Net realized gain from security transactions and foreign currency transactions	91,980
Net change in unrealized depreciation on investments and foreign currency translations	(381,801)

Net Realized and Unrealized Loss from Investments	(289,821)

Net Decrease in Net Assets Resulting from Operations	$(174,810)

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

Rogé Partners Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six months Ended	For the
	December 31, 2014	Year Ended
	(Unaudited)	June 30, 2014
From Operations:
Net investment income	$115,011	$101,365
Net realized gain from security transactions and foreign currency transactions	91,980	2,337,698
Distributions received from underlying investment companies	—	864
Net change in unrealized appreciation on investments and foreign currency translations	(381,801)	1,237,715
Net increase (decrease) in net assets resulting from operations	(174,810)	3,677,642

Distributions:
From net investment income	(200,449)	(13,164)
From net realized gains	(1,473,786)	(667,037)
From return of capital	—	(83,294)
Net decrease in net assets from distributions	(1,674,235)	(763,495)

From Capital Share Transactions:
Subscriptions of fund shares	1,003,126	4,418,554
Reinvestment of dividends	1,674,235	763,495
Redemptions of fund shares	(1,679,571)	(1,688,586)
Net increase in net assets from capital shares transactions	997,790	3,493,463

Net Increase (Decrease) in Net Assets	(851,255)	6,407,610

Net Assets:
Beginning of Period	23,066,703	16,659,093
End of Period*	$22,215,448	$23,066,703
* Includes accumulated net investment income of:	$14,806	$100,244

Capital Share Transactions:
Shares sold	69,930	331,040
Shares reinvested	124,757	56,597
Shares redeemed	(121,117)	(126,395)
	73,570	261,242

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

Rogé Partners Fund
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period presented)

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2014 (Unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$14.42		$12.45	$11.03	$11.48	$9.31	$8.00
Income From Investment Operations:
Net investment income (loss) (1)	0.07		0.07	0.08	0.01	(0.09)	(0.08)
Net realized and unrealized gain (loss)	(0.15)		2.42	1.41	(0.46)	2.26	1.41
Total from investment operations	(0.08)		2.49	1.49	(0.45)	2.17	1.33

Less Distributions:
From net investment income	(0.13)		(0.01)	(0.07)	—	—	—
From return of capital	—		(0.05)	—	—	—	—
In excess of net investment income	—		—	—	—	—	(0.02)
In excess of net realized gains	(0.95)		(0.46)	—	—	—	—
Total distributions	(1.08)		(0.52)	(0.07)	—	—	(0.02)

Net Asset Value, End of Year	$13.26		$14.42	$12.45	$11.03	$11.48	$9.31

Total Return (2)	(0.66	)% (6)	20.31%	13.34%	(3.92)%	23.31%	16.63%

Ratios/Supplemental Data:

Net assets, end of period (000s)	$22,215		$23,067	$16,659	$14,462	$13,789	$10,992
Ratio of expenses to average net assets, before waiver/reimbursement (3)	1.97	% (5)	2.12%	2.05%	2.31%	2.20%	2.46%
Ratio of expenses to average net assets, after waiver/reimbursement or recapture (3)	1.99	% (5)	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income (loss) to average net assets, after waiver/reimbursement (4)	1.00	% (5)	0.50%	0.69%	0.08%	(0.84)%	(0.81)%
Portfolio Turnover Rate	83	% (6)	103%	118%	237%	46%	43%

(1)	Per share amounts calculated using the average shares method.

(2)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2014

1.	ORGANIZATION

The Fund is a diversified series of Northern Lights Fund Trust III, a Delaware statutory trust organized on December 5, 2011 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”).

The Fund acquired all of the assets and liabilities of the Rogé Partners Fund (“Predecessor Fund”), a series of the Rogé Partners Funds, in a tax-free reorganization on April 24, 2014 (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund were exchanged for shares of the Fund. Certain financial information included on the following pages is that of the Predecessor Fund.

The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate equally with other shares, on a class-specific basis, (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

R.W. Rogé & Company, Inc. (the “Advisor”) is the Fund’s investment adviser. The Predecessor Fund commenced operations on October 1, 2004. The Fund’s investment objective is to seek total return and pursues its investment objective by investing primarily in other investment companies and U.S. and foreign equity securities with a growth and value approach.

The Fund offers one class of shares.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies may be valued at net asset value.

Rogé Partners Fund

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation consultant or certified public accounting firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Rogé Partners Fund

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,700,371	$—	$—	$4,700,371
Common Stocks(a)	15,232,755	—	—	15,232,755
Preferred Stocks (a)	51,600	—	—	51,600
Corporate Bonds (a)	—	1,201,004	—	1,201,004
U.S. Government & Agencies	—	422,455	—	422,455
Municipal Bonds - Non-Taxable	—	293,809	—	293,809
Short-Term Investment	18,618	—	—	18,618
REITs	259,710			259,710
Total	$20,263,054	$1,917,268	$—	$22,180,322

(a)	Please refer to the Schedule of Investments for a breakout of common stock by industry classification.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

The Fund did not hold any Level 3 securities during the period.

It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Rogé Partners Fund

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken by the Fund in its 2011, 2012, 2013 and 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Rogé Partners Fund

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

R.W. Rogé Company, Inc. serves as the Fund’s investment advisor. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. During the six months ended December 31, 2014, the Advisor earned $114,557 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses (except for the following expenses which are paid by the Fund: brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto, and any 12b-1 fees) do not exceed 1.99% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2016 and may be terminated only by the Board upon 60 days notice to the Advisor. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three fiscal years from the date they were waived or paid, subject to the Expense Cap. During the six months ended December 31, 2014, the Advisor recaptured fees of $1,904 and did not waive any fees for the fund. The Fund’s total expenses subject to recoupment are $78,652. As of December 31, 2014, the Advisor can recoup waived and reimbursed expenses of $42,402 until June 30, 2015, $9,432 until June 30, 2016 and $26,818 until June 30, 2017.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement) and do not cause the Fund’s expenses to exceed the Expense Cap. The Board may terminate this expense reimbursement arrangement at any time.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. For the year ended December 31, 2014, the Distributor did not receive any underwriting commissions for sales of Class A shares.

Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Rogé Partners Fund

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

4.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $18,756,230 and $19,214,095, respectively.

5.	TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

	Fiscal Year	Fiscal Year
	Ended	Ended
	June 30, 2014	June 30, 2013
Ordinary Income	$13,164	$91,096
Long-Term Capital Gain	667,037
Return of Capital	83,294	—
	$763,495	$91,096

As of June 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Post October
Undistributed	Undistributed	Capital Loss	Loss	Unrealized	Total
Ordinary	Long-Term	Carry	and	Appreciation/	Accumulated
Income	Gains	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)

$1,566,426	$—	$—	$—	$2,793,422	$4,359,848

The differences between book basis and tax basis unrealized appreciation and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales and book/tax differences due to partnerships. The difference between book basis and tax basis accumulated net investment income (loss) is primarily attributable to tax adjustments for partnership and real estate investment trusts.

Permanent book and tax differences primarily attributable to the tax treatment of realized foreign currency losses and tax adjustments for partnerships, grantor trusts, real estate investment trusts and passive foreign investment companies, resulted in reclassification for the year ended June 30, 2014 as follows:

Undistributed	Undistributed	Paid
Ordinary	Long-Term	In
Income (Loss)	Gains (Loss)	Capital
$95,301	$(95,301)	$—

Rogé Partners Fund

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2014, Charles Schwab & Co. was the record owner of 66.47% and Ameritrade, Inc. was the record owner of 31.51% of the Fund’s outstanding shares. Charles Schwab & Co. and Ameritrade, Inc. may be the beneficial owner of some or all of the shares, or may hold the shares for the benefit of others. As a result, Charles Schwab & Co. or Ameritrade, Inc. may be deemed to control the Fund.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Rogé Partners Fund

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2014

As a shareholder of the Roge Partners Fund, you incur ongoing costs, including advisory fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period**
Rogé Partners Fund	(7/1/14)	(12/31/14)	(7/1/14-12/31/14)
Actual	$1,000.00	$993.40	$10.00
Hypothetical (5% return before expenses)	1,000.00	1,015.26	10.11

**	Expenses are equal to the Fund’s annualized expense ratio of 1.97%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the days in the reporting period).

Rogé Partners Fund

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the period ended December 31, 2014 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-800-ROGE or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st AND 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-800-ROGE.

Rogé Partners Fund

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/6/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/6/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Treasurer

Date 3/6/15